Pensions and other post-employment benefits - Summary of Post-Retirement Benefit Obligation Analysed by Membership Category (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 12,845	£ 13,117	£ 14,385
Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	801	863	943
Active | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	270	277	277
Retired | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	530	586	666
Deferred | Post-retirement benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 1	£ 0	£ 0